Schedule of breakdown of capital stock by nature (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Outstanding shares	807,419,692	807,707,162	811,759,800
Issued capital [member]
IfrsStatementLineItems [Line Items]
Outstanding shares	812,473,246	812,473,246	812,473,246
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Outstanding shares	(5,053,554)	(4,766,084)	(713,446)